Income Taxes - Schedule Of Provision For Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Other taxes	$ 13	$ 6	$ 13
Current income tax	1,848	(257)	434
Deferred
Deferred corporate income tax	399	(181)	(895)
Deferred income tax	399	(181)	(894)
Income tax	2,247	(438)	(460)
North America
Current
Current corporate income tax	1,841	(245)	354
North Sea
Current
Current corporate income tax	7	(4)	112
Current PRT - North Sea	(34)	(31)	(89)
Deferred
Deferred PRT – North Sea	0	0	1
Offshore Africa
Current
Current corporate income tax	$ 21	$ 17	$ 44